Related parties - Directors and key management personnel (Details)	12 Months Ended
Dec. 31, 2022
Felipe Bayon
Related parties
Key Management Personnel Shareholding Description	<1% outstanding shares
Jaime Caballero
Related parties
Key Management Personnel Shareholding Description	<1% outstanding shares